Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 129,631,820	$ 137,187,010	$ 153,382,040
Plugging and abandonment cost	2,731,317	4,700,151	983,438
Provisions for plugging wells	77,125,513	80,849,900
Non-financial assets held for sale reclassified to fixed assets	1,072,537
Transfers from wells unassigned to a reserve	6,229,356	5,986,055	6,726,769
Net impairment	(36,353,700)	(31,283,154)	21,418,997
Revaluation increase (decrease), property, plant and equipment		65,799,060
Increase (decrease) through net exchange differences, property, plant and equipment	490,203	(1,776,684)	(238,422)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost	$ 3,893,248	$ 2,959,025	$ 2,198,191
Pemex exploration and production [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates	5.75%	5.27%	4.94%
Pemex exploration and production [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing costs rates	7.08%	6.84%	6.07%
Oil and gas production assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plugging and abandonment cost	$ 101,339,417	$ 103,173,593	$ 124,790,099